Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Payables
Payables to clinical research organizations		$ 1,027	$ 588
Employee cost liabilities		1,054	275
Other liabilities		180	177
Total other payables	$ 3,113	$ 2,261	$ 1,040